Employee Benefits - Summary of Weighted Average Assumptions Used to Determine Pension Benefits of Defined Benefit Pension Plans (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Rate of increase in compensation	6.00%	6.00%	6.00%
Discount rate	5.80%	5.30%	5.00%
Investment Property [member] | Smart And Subsidiaries
Disclosure of defined benefit plans [Line Items]
Rate of increase in compensation	5.00%	5.00%	5.00%
Discount rate	5.80%	5.20%	5.00%